SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - Schedule of Research and Development Expenses - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses [Line Items]
Share-based compensation expense	$ 5,798	$ 32	$ 5,862	$ 96	$ 130	$ 125
Total	3,217	535	4,944	2,451	3,708	3,226
Research and Development Expense [Member]
Schedule of Research and Development Expenses [Line Items]
Payroll and related expenses	453	198	928	729	973	1,192
Share-based compensation expense	2,385	19	2,424	57	78	60
Subcontractors and consultants	297	236	1,425	1,444	2,467	1,595
Materials	0	0	3	16	13	191
Rent and maintenance	57	46	106	124	160	175
Travel expenses	0	0	13	27	37	42
Other	25	36	45	54	58	31
Total	$ 3,217	$ 535	$ 4,944	$ 2,451	$ 3,708	$ 3,226